Cover	Mar. 22, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Form 8-K (the “Form 8-K”) originally filed by IEH Corporation, a New York corporation (the “Company”) on March 22, 2023 is being filed solely for the purpose of correcting the typographical error in one item of the “expected financial data” included in a table of such data set forth in a press release of the Company, dated March 22, 2023 and included in Exhibit 99.1 attached to the Form 8-K. As a result an incorrect version of the press release was furnished as Exhibit 99.1 to the Form 8-K. The error related to the expected revenue for the 12 months ended March 31, 2020. The corrected expected revenue amount for the 12 months ended December 31, 2020 should be $31.9 million and not $3.109 million. All other items of such “expected financial data” in this Amendment No. 1 and the corrected press release are correct. This Amendment No. 1 does not correct or amend any other item of the Form 8-K or purport to provide an update or a discussion of any developments at the Company subsequent to the filing date of the Form 8-K.
Document Period End Date	Mar. 22, 2023
Entity File Number	0-5278
Entity Registrant Name	IEH Corporation
Entity Central Index Key	0000050292
Entity Tax Identification Number	13-5549348
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	140 58th Street
Entity Address, Address Line Two	Suite 8E
Entity Address, City or Town	Brooklyn
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11220
City Area Code	(718)
Local Phone Number	492-4440
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	IEHC
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable